UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Global Small Cap Fund

Schedule of Investments

January 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (96.4%)
Austria (2.3%)
Biotechnology (2.3%)
Intercell AG*	26,400	$862,136
TOTAL AUSTRIA		862,136

Belgium (3.7%)
Chemicals (0.6%)
Umicore	12,740	237,034

Wireless Telecommunication Services (3.1%)
Mobistar SA	15,783	1,159,286
TOTAL BELGIUM		1,396,320

Cyprus (0.5%)
Commercial Banks (0.5%)
Bank of Cyprus Public Co., Ltd.	60,390	172,180
TOTAL CYPRUS		172,180

Denmark (2.2%)
Biotechnology (0.6%)
Genmab AS*	5,400	224,325

Insurance (1.6%)
Trygvesta AS	9,820	582,229
TOTAL DENMARK		806,554

Finland (3.7%)
Auto Components (0.9%)
Nokian Renkaat Oyj	35,730	349,421

Diversified Telecommunication Services (2.8%)
Elisa Oyj	66,207	1,048,139
TOTAL FINLAND		1,397,560

France (5.0%)
Media (4.0%)
Eutelsat Communications	54,720	1,168,597
M6 Metropole Television	20,600	333,815
		1,502,412
Software (1.0%)
UbiSoft Entertainment SA*	24,500	345,234
TOTAL FRANCE		1,847,646

Germany (1.7%)
IT Services (0.6%)
Wirecard AG*	38,680	219,448

Life Sciences Tools & Services (1.1%)
Gerresheimer AG	19,970	408,765
TOTAL GERMANY		628,213

Gibraltar (0.6%)
Hotels, Restaurants & Leisure (0.6%)
888 Holdings PLC	185,420	235,959
TOTAL GIBRALTAR		235,959

Italy (1.0%)
Textiles, Apparel & Luxury Goods (1.0%)
Tod’s SpA	10,820	367,781
TOTAL ITALY		367,781

Japan (2.4%)
Diversified Financial Services (2.4%)
iShares MSCI Japan Small Cap Index Fund	25,540	914,843
TOTAL JAPAN		914,843

Netherlands (3.4%)
Computers & Peripherals (2.1%)
Gemalto NV*	31,570	771,291

Software (1.3%)
Exact Holding NV	28,001	506,462

	Number of
	Shares	Value
COMMON STOCKS
Netherlands
TOTAL NETHERLANDS		$1,277,753

Spain (2.3%)
Biotechnology (2.3%)
Grifols SA	49,780	873,074
TOTAL SPAIN		873,074

Sweden (1.1%)
Health Care Equipment & Supplies (1.1%)
Elekta AB B Shares	36,950	421,953
TOTAL SWEDEN		421,953

Switzerland (1.1%)
Biotechnology (0.6%)
Basilea Pharmaceutica AG*	1,680	209,098

Health Care Equipment & Supplies (0.5%)
Nobel Biocare Holding AG	13,560	207,794
TOTAL SWITZERLAND		416,892

United Kingdom (14.1%)
Aerospace & Defense (1.3%)
VT Group PLC	56,820	485,127

Commercial Services & Supplies (3.7%)
Aggreko PLC	76,790	429,990
Serco Group PLC	154,130	971,009
		1,400,999
Energy Equipment & Services (2.7%)
Petrofac, Ltd.	167,340	1,002,055

Industrial Conglomerates (0.8%)
Smiths Group PLC	25,480	313,165

Insurance (2.7%)
Amlin PLC	182,970	1,008,465

Machinery (0.7%)
Charter International PLC	46,530	257,764

Professional Services (1.6%)
Intertek Group PLC	47,940	586,833

Road & Rail (0.6%)
Arriva PLC	35,021	230,170
TOTAL UNITED KINGDOM		5,284,578

United States (51.3%)
Chemicals (2.6%)
CF Industries Holdings, Inc.	11,150	524,050
Intrepid Potash, Inc.*	21,260	433,279
		957,329
Commercial Services & Supplies (3.4%)
Stericycle, Inc.*	11,470	561,112
Waste Connections, Inc.*	25,050	726,951
		1,288,063
Containers & Packaging (2.2%)
Pactiv Corp.*	37,940	820,263

Diversified Consumer Services (0.1%)
Brink’s Home Security Holdings, Inc.*	2,400	54,888

Diversified Financial Services (4.8%)
IntercontinentalExchange, Inc.*	2,570	146,310
MSCI, Inc. Class A*	26,280	456,221
Portfolio Recovery Associates, Inc.*	19,370	456,938
SPDR KBW Regional Banking ETF	36,146	749,668
		1,809,137
Electrical Equipment (1.2%)
American Superconductor Corp.*	26,960	436,213

	Number of
	Shares	Value
COMMON STOCKS
United States
Electronic Equipment, Instruments & Components (2.3%)
Itron, Inc.*	13,500	$881,550

Energy Equipment & Services (0.1%)
Basic Energy Services, Inc.*	3,000	28,800

Health Care Equipment & Supplies (8.7%)
American Medical Systems Holdings, Inc.*	21,260	227,482
Cyberonics, Inc.*	18,000	277,020
Dexcom, Inc.*	52,320	168,994
ev3, Inc.*	68,950	373,019
Intuitive Surgical, Inc.*	3,940	406,726
Masimo Corp.*	21,970	610,107
NuVasive, Inc.*	19,490	727,756
Vnus Medical Technologies*	29,970	479,820
		3,270,924
Health Care Providers & Services (5.2%)
Amedisys, Inc.*	15,860	653,908
PSS World Medical, Inc.*	37,670	598,199
Psychiatric Solutions, Inc.*	26,880	698,880
		1,950,987
Household Durables (0.7%)
Toll Brothers, Inc.*	14,770	251,385

Insurance (1.8%)
Arthur J. Gallagher & Co.	27,980	659,489

Internet Software & Services (2.7%)
Equinix, Inc.*	7,160	381,986
VistaPrint, Ltd.*	27,410	627,689
		1,009,675
IT Services (1.6%)
SAIC, Inc.*	29,490	582,133

Leisure Equipment & Products (0.8%)
Pool Corp.	18,930	300,041

Life Sciences Tools & Services (1.3%)
Illumina, Inc.*	17,190	470,318

Media (1.0%)
Marvel Entertainment, Inc.*	14,170	389,817

Multiline Retail (1.5%)
Family Dollar Stores, Inc.	19,840	550,957

Oil, Gas & Consumable Fuels (0.0%)
Brigham Exploration Co.*	400	1,000
VeraSun Energy Corp.*	600	41
		1,041
Personal Products (4.1%)
Alberto-Culver Co.	32,550	796,173
Chattem, Inc.*	10,730	725,348
		1,521,521
Real Estate Investment Trusts (0.0%)
Anthracite Capital, Inc.	4,000	6,760

Software (1.7%)
Concur Technologies, Inc.*	26,560	655,766

Specialty Retail (1.1%)
The Buckle, Inc.	1,050	22,207
Tractor Supply Co.*	11,300	380,923
		403,130
Thrifts & Mortgage Finance (2.4%)
NewAlliance Bancshares, Inc.	82,440	906,016
TOTAL UNITED STATES		19,206,203

TOTAL COMMON STOCKS (Cost $47,331,829)		36,109,645

	Par (000)	Value
SHORT-TERM INVESTMENT (3.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/02/09 (Cost $1,170,000)	$1,170	$1,170,000

TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $48,501,829)		37,279,645

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		182,380

NET ASSETS (100.0%)		$37,462,025

*	Non-income producing security.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$20,378,810	$—
Level 2 - Other Significant Observable Inputs	16,900,835	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$37,279,645	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $48,501,829, $591,895, $(11,814,079) and $(11,222,184), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	March 23, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 23, 2009